[EQUITABLE LOGO]	DARIN SMITH
Vice President and
Associate General Counsel
(319) 573-2676
darin.smith@equitable.com

October 21, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-8629

Re:	Separate Account No. 49 of Equitable Financial Life Insurance Company (“Equitable Financial”)

Post-Effective Amendment No. 13 to the Registration Statement on Form N-4

Structured Capital Strategies® PLUS

File Nos. 333-216084 and 811-07659

Commissioners:

On behalf of Equitable Financial, we are filing herewith, electronically via EDGAR, Equitable Financial’s Post-Effective Amendment No. 13 to the Registration Statements on Form N-4 listed above under the Securities Act of 1933, as amended.

Please contact the undersigned at (319) 573-2676 if you have any questions or comments.

Best regards,

/s/ Darin Smith
Darin Smith